Consolidated Statements of Changes in Shareholders' Equity (USD $) In Millions	Total	Common Shares, $1.00 Par Value	Paid-In Capital	Retained Earnings	Accumulated Other Comprehensive Income, Net of Tax
Balance, Beginning of year at Dec. 31, 2008		$ 676.5	$ 892.9	$ 2,697.8	$ (51.9)
Stock options exercised		3.5	15.3
Cumulative effect of change in accounting principle				189.6	(189.6)
Tax benefit from exercise/vesting of stock-based compensation			9.7
Net income	1,057.5			1,057.5
Other comprehensive income (loss)	694.7				694.7
Cash dividends declared on common shares ($.4072, $1.3987, and $.1613 per share)				(108.5)
Treasury shares purchased		(11.1)	(15.0)	(154.5)
Net restricted stock awards (issued) forfeited		3.7	(3.7)
Amortization of stock-based compensation			39.2
Other			1.3	1.2
Balance, End of year at Dec. 31, 2009	5,748.6	672.6	939.7	3,683.1	453.2
Stock options exercised		3.4	23.8
Cumulative effect of change in accounting principle				0	0
Tax benefit from exercise/vesting of stock-based compensation			14.0
Net income	1,068.3			1,068.3
Other comprehensive income (loss)	330.5				330.5
Cash dividends declared on common shares ($.4072, $1.3987, and $.1613 per share)				(924.8)
Treasury shares purchased		(13.3)	(19.3)	(226.0)
Net restricted stock awards (issued) forfeited		(0.3)	0.3
Amortization of stock-based compensation			44.8
Other			3.8	(4.9)
Balance, End of year at Dec. 31, 2010	6,048.9	662.4	1,007.1	3,595.7	783.7
Stock options exercised		2.0	20.4
Cumulative effect of change in accounting principle				0	0
Tax benefit from exercise/vesting of stock-based compensation			6.4
Net income	1,015.5			1,015.5
Other comprehensive income (loss)	(91.2)				(91.2)
Cash dividends declared on common shares ($.4072, $1.3987, and $.1613 per share)				(248.1)
Treasury shares purchased		(51.3)	(80.7)	(865.8)
Net restricted stock awards (issued) forfeited		(0.1)	0.1
Amortization of stock-based compensation			50.3
Other			2.6	(2.3)
Balance, End of year at Dec. 31, 2011	$ 5,806.7	$ 613.0	$ 1,006.2	$ 3,495.0	$ 692.5